Leases - Summary of Supplemental Information Related To Operating Leases And Financing Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023
Leases
Loss from early termination of lease	¥ 378	$ 54	¥ (384)
Decrease in operating lease right-of-use assets	¥ 20,165
Operating leases-Weighted average remaining lease term	2 years 6 months 7 days	2 years 6 months 7 days	1 year 5 months 4 days	2 years 10 days
Financing leases-Weighted average remaining lease term				14 days
Operating leases-Weighted average discount rate	3.95%	3.95%	4.00%	5.10%
Financing leases-Weighted average discount rate				7.10%